Trade and other payables	9 Months Ended
Sep. 30, 2020
Trade and other payables
Trade and other payables

14      Trade and other payables

Trade and other payables comprise the following:

		As of
In thousands of EUR	Note	September 30, 2020	December 31, 2019
Trade payables		16,924	15,762
Invoices not yet received		19,509	19,292
Accrued employee benefit costs		8,159	7,943
Sundry accruals		7,813	13,441
Trade and Other Payables		52,405	56,438

Invoices not yet received include a litigation settlement accrual of EUR 4,265 thousand (USD 5,000 thousand). As previously disclosed, several putative class action lawsuits were filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against us and other defendants, including current and former members of our supervisory and management boards. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, our initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to standard conditions including court approval. Under this agreement, in which the defendants do not admit any liability or wrongdoing, Jumia will make a settlement payment of USD 5,000 thousand, USD 1,000 thousand of which will be funded by insurance coverage.

Sundry accruals relate principally to consultancy, legal, marketing, IT and logistics services payables.